American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
October 31, 2019

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 40.6%
Focused Dynamic Growth Fund G Class(2)	20,341	603,532
NT Disciplined Growth Fund G Class	3,922,543	49,933,968
NT Equity Growth Fund G Class	13,902,911	186,438,033
NT Growth Fund G Class	7,958,080	144,518,733
NT Heritage Fund G Class	5,413,247	70,155,685
NT Large Company Value Fund G Class	18,264,554	210,955,593
NT Mid Cap Value Fund G Class	9,816,297	121,133,111
NT Small Company Fund G Class	6,078,879	48,934,975
Small Cap Growth Fund G Class	55,022	1,009,107
Small Cap Value Fund G Class	129,963	998,112
Sustainable Equity Fund G Class	2,221,585	68,069,351
		902,750,200
Domestic Fixed Income Funds — 28.6%
Inflation-Adjusted Bond Fund G Class	8,418,721	98,919,975
NT Diversified Bond Fund G Class	35,926,574	396,270,113
NT High Income Fund G Class	9,235,310	88,751,333
Short Duration Inflation Protection Bond Fund G Class	4,988,219	52,077,009
		636,018,430
International Equity Funds — 15.0%
NT Emerging Markets Fund G Class	3,531,253	40,927,221
NT Global Real Estate Fund G Class	2,857,147	33,371,473
NT International Growth Fund G Class	9,907,163	110,167,650
NT International Small-Mid Cap Fund G Class	2,761,950	29,055,715
NT International Value Fund G Class	10,209,393	92,701,290
NT Non-U.S. Intrinsic Value Fund G Class	2,678,490	28,418,783
		334,642,132
International Fixed Income Funds — 10.8%
Emerging Markets Debt Fund G Class	4,301,778	44,996,594
Global Bond Fund G Class	14,439,868	152,196,210
International Bond Fund G Class	3,232,459	43,153,332
		240,346,136
Money Market Funds — 5.0%
U.S. Government Money Market Fund G Class	110,184,529	110,184,529
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,957,932,415)		2,223,941,427
OTHER ASSETS AND LIABILITIES†		447
TOTAL NET ASSETS — 100.0%		$2,223,941,874

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$600	—	$3	$603	20	—	—
NT Core Equity Plus Fund	$64,745	2,306	$52,607	(14,444)	—	—	$11,547	$2,306
NT Disciplined Growth Fund	50,013	564	975	332	49,934	3,923	161	—
NT Equity Growth Fund	193,344	1,428	8,487	153	186,438	13,903	1,117	719
NT Growth Fund	147,870	565	4,084	168	144,519	7,958	1,384	—
NT Heritage Fund	72,366	116	228	(2,098)	70,156	5,413	42	—
NT Large Company Value Fund	214,273	3,783	12,209	5,109	210,956	18,265	498	1,263
NT Mid Cap Value Fund	123,684	1,119	6,308	2,638	121,133	9,816	(70)	735
NT Small Company Fund	51,648	1,348	3,988	(73)	48,935	6,079	(376)	389
Small Cap Growth Fund	—	1,012	—	(3)	1,009	55	—	—
Small Cap Value Fund	—	1,012	—	(14)	998	130	—	—
Sustainable Equity Fund	—	68,186	303	186	68,069	2,222	—	—
Inflation-Adjusted Bond Fund	102,472	60	4,615	1,003	98,920	8,419	12	—
NT Diversified Bond Fund	406,487	13,913	29,572	5,442	396,270	35,927	696	3,041
NT High Income Fund	90,967	1,404	3,179	(441)	88,751	9,235	(119)	1,404
Short Duration Inflation Protection Bond Fund	50,918	929	16	246	52,077	4,988	—	—
NT Emerging Markets Fund	42,273	—	2,134	788	40,927	3,531	312	—
NT Global Real Estate Fund	32,863	—	2,289	2,797	33,371	2,857	276	—
NT International Growth Fund	111,676	—	5,147	3,639	110,168	9,907	550	—
NT International Small-Mid Cap Fund	29,156	—	942	842	29,056	2,762	(3)	—
NT International Value Fund	92,669	2,242	5,106	2,896	92,701	10,209	(520)	—
NT Non-U.S. Intrinsic Value Fund	28,465	—	1,766	1,720	28,419	2,678	74	—
Emerging Markets Debt Fund	46,198	558	1,932	173	44,997	4,302	(3)	558
Global Bond Fund	158,586	198	8,437	1,849	152,196	14,440	328	—
International Bond Fund	42,142	399	—	612	43,153	3,232	—	—
U.S. Government Money Market Fund	113,612	596	4,023	—	110,185	110,185	—	596
	$2,266,427	$102,338	$158,347	$13,523	$2,223,941	290,456	$15,906	$11,011

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.